SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included in the Company’s unaudited condensed consolidated financial statement. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Form 20-F for the fiscal years ended March 31, 2025 and 2024, which was filed on August 14, 2025. The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and entities it controlled through VIE agreements. All inter-company balances and transactions are eliminated upon consolidation. Operating results for the six months ended September 30, 2025 and 2024 are not necessarily indicative of the results that may be expected for the full year.

Non-controlling interest

For the Company’s consolidated subsidiaries and the VIEs, non-controlling interests are recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s unaudited condensed consolidated balance sheets and have been separately disclosed in the Company’s unaudited condensed consolidated statements of loss and comprehensive loss to distinguish the interests from that of the controlling shareholder.

As of September 30, 2025 and March 31, 2025, non-controlling interest equity consisted of the following:

	Percentage of	As of
Entity	ownership of non-controlling interest	September 30, 2025	March 31, 2025
Shanghai	45%	$33,576	$65,652
Beijing	45%	910,063	867,501
Qinghai	45%	162,523	193,753
Harbin	45%	374,624	436,332
Zhengzhou	45%	245,742	277,424
Chengdu	45%	279,492	268,966
Guangzhou	45%	328,754	310,888
Changchun	45%	252,742	275,496
Hefei	45%	189,983	278,903
Hangzhou	45%	421,623	437,487
Tianjin	45%	534,253	477,013
Shenzhen	45%	97,650	122,690
Qingdao	45%	93,365	93,626
Kunming	45%	798,503	740,138
Xi’an	45%	170,986	174,271
Shijiazhuang	45%	641,522	652,868
Ningbo	45%	191,982	192,754
Chongqing	45%	131,265	156,366
Changyun (1)	45%	47,005	48,995
Suzhou	45%	14,778	10,800
Changzhou	45%	3,503	5,096
Zibo	45%	7,098	—
Total non-controlling interest		$5,931,032	$6,087,019
(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.

Use of estimates

In preparing the unaudited condensed consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These accounting estimates used in the preparation of the unaudited condensed consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. These estimates are based on management’s best available information including current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, assessment of the expected credit losses for financial assets, valuation of inventories, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, realization of deferred tax assets, fair value of the derivative liability, implicit interest rate of operating leases, and the revenue recognition of leasing of equipment. As a result, actual results may be different from these estimates.

Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash and cash equivalents

Cash include cash on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains its bank accounts in the PRC, Hongkong and the United States. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the unaudited condensed consolidated balance sheets, and is included in the total cash and restricted cash in the unaudited condensed consolidated statements of cash flows. The Company’s restricted cash represents bank deposits designated for specific purposes, primarily for payments to specified third parties.

Short-term investments

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions and the Company can redeem the deposits at any time. The Company records wealth management products with variable interest rates with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments. The interest earned is recognized in the unaudited condensed consolidated statements of loss and comprehensive loss as investment income.

As of September 30, 2025 and March 31, 2025, the Company had short-term investments balance of $1,989,712 and $3,094,208, including accrued interests of $41,005 and $62,788, respectively.

Credit losses

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” by using a modified retrospective transition method, which replaces the incurred loss impairment methodology with an expected loss methodology that is referred to as the current expected credit loss methodology. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s accounts receivable from third parties and related parties, due from related parties, finance receivable, long-term accounts receivable, long-term other receivable, loans and security deposits which is included in current and non-current prepaid expenses and other assets line item in the unaudited condensed consolidated balance sheets are within the scope of ASC Topic 326. The Company uses the roll-rate method to measure the expected credit losses of accounts receivable, finance receivable and long-term other receivable on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. For security deposits and loans to third parties, the Company uses the loss-rate method to evaluates the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment on various factors, including historical experience, current economic conditions and other factors that may affect its ability to collect from the debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the unaudited condensed consolidated statements of loss and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses. Allowance for credit losses for accounts receivable amounted to $1,138,664 and $668,195 as of September 30, 2025 and March 31, 2025, respectively.

Advances to suppliers, net

Advance to suppliers consists of balances paid to suppliers for purchase of office equipment, equipment parts and suppliers and others that have not been used against purchases. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the utilization of the advance becomes doubtful. The Company continually assesses the credit quality of its suppliers and the factors that affect the credit risk and the supplier’s capability of fulfilling the future purchase orders and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for doubtful accounts amounted to $585,275 and $266,351 as of September 30, 2025 and March 31, 2025, respectively.

Prepaid expenses and other current assets, net

Prepaid expenses and other current assets consist of prepaid social security-employee portion, loans to third parties which are used for short-term funding to support various third-party suppliers and employees, security deposits primarily include security deposits paid to landlords for the Company’s leased offices as well as security deposits paid to the Company’s suppliers, deferred initial public offering costs and others. Loans to third parties, other receivable and security deposits are within the scope of ASC Topic 326, allowance for credit losses for loans to third parties amounted to $431,520 and $80,877 as of September 30, 2025 and March 31, 2025, respectively, allowance for credit losses for other receivable amounted to $3,595 and $3,526 as of September 30, 2025 and March 31, 2025, respectively.

Finance receivable, net

Finance receivables consist of receivables in relation to sales-type leases resulting from the sales of equipment. Finance receivables is recorded upon the inception of the lease, and consists the minimum lease payments, net of the unearned interest income and allowance for credit losses. It is recognized as current or non-current assets in the balance sheets based on the duration of the remaining lease terms. Allowance for credit losses amounted to $11,698 and $13,247 as of September 30, 2025 and March 31, 2025, respectively.

Inventories, net

Inventories, primarily consisting of purchased equipment, equipment parts and supplies, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using the weighted average cost method. The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The Company recorded inventory reserve of $22,772 and $18,182 as of September 30, 2025 and March 31, 2025, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electronic equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of loss and comprehensive loss in other income (expenses).

Leases

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. All of these leases are accounted for as operating leases, under the adoption of ASC Topic 842 (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and non-current portion of operating lease liabilities on the Company’s unaudited condensed consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the six months ended September 30, 2025 and 2024.

The Company has elected the short-term lease practical expedient, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

Impairment of long-lived assets

Long-lived assets with finite lives, primarily consists of property and equipment and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets for the six months ended September 30, 2025 and 2024.

Fair value of financial instruments

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines Fair Value (“FV”), and establishes a three-level valuation hierarchy for disclosures of FV measurement that enhances disclosure requirements for FV measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, accounts receivable due from related parties, due from related parties, prepaid expenses and other current assets, short-term bank loan, accounts payable, accounts payable due to related parties, deferred revenue, payroll payable, due to related parties, and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of September 30, 2025 and March 31, 2025 based upon the short-term nature of the assets and liabilities. The Company carries short-term investments in wealth management products at fair value, which are measured at Level 2.

Foreign currency translation

The functional currency for Eshallgo is the U.S. Dollar (“US$”). Eshallgo HK uses Hong Kong dollar (“HK$”) as its functional currency. However, Eshallgo, and Eshallgo HK currently only serve as the holding companies and did not have active operations as of the date of this report. The Company operates its business through WFOE and the VIEs in the PRC through September 30, 2025. The functional currency of WFOE and the VIEs is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.

The reporting currency of the Company is the US$, and the accompanying unaudited condensed consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statements”, Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	For the Six Months Ended September 30, 2025		For the Six Months Ended September 30, 2024		March 31, 2025
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB 7.1203	US$1=RMB 7.1946	US$1=RMB 7.0149	US$1=RMB 7.2008	US$1=RMB 7.2579	US$1=RMB 7.2168
US$ against HK$	US$1= HK$ 7.7813	US$1= HK$ 7.8126	US$1= HK$ 7.7702	US$1= HK$ 7.8083	US$1= HK$ 7.7793	US$1= HK$ 7.7928

Revenue recognition

The Company generates its revenues primarily through sales of equipment and provision of services and recognizes revenue in accordance with ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenue amount represents the invoiced value, net of a value-added tax (the “VAT”). Revenues under bundled arrangements are allocated considering the relative standalone selling prices of the performance obligations included in the bundled arrangement.

More specifically, revenue related to the Company’s products and services is generally recognized as follows:

Revenue from sales of equipment

Revenues from the sale of equipment directly to end customers and distributors, including those from sales-type leases (see “Revenue from leasing of equipment” below), are recognized when obligations under the terms of a contract with our customer are satisfied and control has been transferred to the customer. For equipment placements that require the Company to install the product at the customer location, it has two promises, which are to transfer the products and to provide the installation services. The installation required is not complex and can be completed simultaneously together with delivery of the products and is considered to be immaterial in the context of the contract with the customer. For such arrangements, there is one performance obligation in each contract, which is to provide the requested equipment to the customer and the total consideration under the contract is recognized as revenue when the goods have been delivered and installed at the customer location.

The Company does not offer its customer warranties that can be purchased separately, and the warranties only provide its customers with the peace of mind that the Company will fix or possibly replace the equipment if the original one was faulty, the Company determines that its warranty is assurance-type warranty. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it.

No significant returns, refund and other similar obligations during the six months ended September 30, 2025 and 2024.

Revenue from leasing of equipment

The Company records rental income from the leasing of equipment in accordance with ASC 842. The two primary lease accounting provisions the Company assesses for the classification of transactions as sales-type or operating leases are: (1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and (2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease. Lease arrangements that meet these conditions are accounted for as sales-type leases and sales profit or loss at lease inception is recognized as noted above for sales of equipment. Lease arrangements that do not meet these conditions are accounted for operating leases. The revenue from an operating lease is recognized on a straight-line basis over the term of the lease.

A significant portion of the Company’s lease to end customers are made through bundled lease arrangements that typically include equipment, financing and maintenance components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. These arrangements also typically include an incremental, variable component for excess page volumes consumed. When the customer prints more than the maximum monthly page volume stated in the contract, the Company will charge excess page volume consumed, which are often expressed in terms of price-per-page. Revenue related to the excess page charges is calculated based on actual excess page volume consumed by price-per-page and is recognized when excess pages were used by the customer. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the lease term. In applying the lease accounting methodology, the Company only considers the fixed payments for purposes of allocating to the relative fair value elements of the contract.

Revenues under bundled arrangements contains multiple performance obligations, including the lease and non-lease performance obligations. Under sales-type lease, for such bundled arrangements, revenues are allocated considering the relative standalone selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include the equipment and financing, which are recognized on a straight-line basis over the term of the lease, while non-lease deliverables generally consist of supplies and maintenance services, which are generally recognized over the term of the lease as maintenance services revenue as noted below under “Revenue from maintenance services”. The allocation for the lease deliverables begins by allocating revenues to equipment and financing based on their standalone selling price, and the remaining amounts are allocated to the supplies and maintenance services.

For operating lease, since the lease component, if accounted for separately, would be classified as an operating lease, and maintenance services associated with lease are also transfer to the customers over the term of the lease. As both criteria are met, the Company makes the accounting policy election in accordance with ASC 842-10-15-42A, and therefore, the Company chooses to not separate non-lease components from lease components and, instead, to account for each separate lease component and the non-lease components associated with that lease component as a single component.

The Company considers the economic life of most of the products to be five years and there is no significant after-market for the used equipment. The Company believes five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values are not significant.

With respect to their standalone selling price, the Company performs an analysis based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for the leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for the Company to determine that such lease prices are indicative of standalone selling price.

No significant returns, refund and other similar obligations during the six months ended September 30, 2025 and 2024.

Financing:

Finance income attributable to sales-type leases is recognized on the accrual basis using the effective interest method.

Revenue from maintenance services

The Company provides maintenance services for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual term. These arrangements typically include implementation, configuration, training, technical support, and repair of the office equipment, which to ensure the functionality of the machines. These services represent a single performance obligation as they are highly interdependent and interrelated and cannot be separately identifiable. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the contractual term. Revenues from maintenance and technical support services are recognized over time as such services are performed in a straight-line basis.

No significant returns, refund and other similar obligations during the six months ended September 30, 2025 and 2024.

Revenue disaggregation

The Company’s disaggregation of revenues for the six months ended September 30, 2025 and 2024 are as the following:

	For the Six Months Ended
	September 30,
	2025	2024
Revenue from sales of equipment	$6,873,504	$5,480,454
Revenue from maintenance services	377,585	595,531
Revenue from leasing of equipment	536,401	632,556
Revenue from financing	2,775	3,937
Total revenue	$7,790,265	$6,712,478
Timing of revenue recognition
Equipment transferred at a point in time	6,873,504	5,480,454
Services rendered over time	916,761	1,232,024
Total revenue	$7,790,265	$6,712,478

All the Company’s revenue are generated in the PRC.

Contract assets and liabilities

The Company does not have contract assets as of September 30, 2025 and March 31, 2025. Contract liabilities represent payment has been made from the Company’ customers in advance of the delivery of products or services. The Company’s contract liabilities, which are reflected in its unaudited condensed consolidated balance sheets as deferred revenue of $1,092,527 and $999,182 as of September 30, 2025 and March 31, 2025, respectively. The amount of revenue recognized in the six months ended September 30, 2025 and 2024 that was included in the opening deferred revenue was $163,914 and $143,056, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved.

Costs of revenue

Cost of equipment sold primarily included the costs to purchase the office equipment, inducing the freight-in expenses and ordering expenses. For operating lease, cost of leasing of office equipment primarily included the depreciation expense of equipment leased, and the handling and shipping costs. Cost of maintenance and repair services primarily included the labor, costs of equipment parts and supplies, the transportation expenses, and the costs paid to the contractors in the cases that we outsourced the services.

Research and development expenses

Research and development costs relating to the development of new processes, including significant improvements and refinements to existing processes, are expensed when incurred in accordance with the FASB ASC 730, “Research and Development.” The research and development costs primarily comprise employee costs, consultant fees, travel and transportation fees, and depreciation to property, plant and equipment used in the research and development activities. For the six months ended September 30, 2025 and 2024, total research and development expense were $84,242 and $9,999, respectively.

Employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer employee benefits plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries and the VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying unaudited condensed consolidated statements of loss and comprehensive loss amounted to $202,037 and $194,574 for the six months ended September 30, 2025 and 2024, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended September 30, 2025 and 2024. The Company does not believe that there was any uncertain tax provision on September 30, 2025 and March 31, 2025. The Company’s subsidiaries and the VIEs in China are subject to the income tax laws of the PRC. The Company’s subsidiary in Hong Kong is subject to the profit taxes in Hong Kong. The Company’s subsidiary in the United States is subject to the tax law of the United States. No significant income was generated outside the PRC for the six months ended September 30, 2025 and 2024. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 5% to 13%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of September 30, 2025 and March 31, 2025, there were no dilutive shares.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB and HK$ to US$ is reported in foreign currency translation gain in the unaudited condensed consolidated statements of loss and comprehensive loss.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are calculated in functional currency and translated into the reporting currency using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant SEC rules and regulations.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Derivative liabilities

The Company enters into convertible debt agreements, and is required to evaluate embedded conversion features within convertible debt under ASC 815 “Derivatives and Hedging”. The Company determines the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative liability at fair value with changes in fair value recorded in earnings. The Company estimates the fair value of the derivative liability at the inception of the financial instruments, at the date of conversions to equity and at each reporting date, recording a derivative liability, and a gain or loss on change in derivative liability as applicable. These estimates are based on multiple inputs, including the market price of our stock, interest rates, our stock price volatility and variable conversion prices based on market prices as defined in the respective agreements. These inputs are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

Share-based compensation

Share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis over the requisite service period for the entire award. The Company has elected to recognize compensation expenses using the valuation model estimated at the grant date based on the award’s fair value.

Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing April 1, 2024 and the adoption of the ASU did not have a material impact on the Company’s financial statements.

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s Chief Operating Decision Maker (“CODM”) organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment. Management determined the Company’s operations constitute a single reportable segment. This reflects the fact that our CODM continues to evaluate our financial information and resources, and continues to assess the performance of these resources, on a consolidated basis. All required financial segment information is therefore included in our unaudited condensed consolidated financial statements. Majority of the Company’s assets were located in the PRC and 100% of the Company’s revenues were derived from its wholly owned subsidiaries, and the VIEs and VIEs’ subsidiaries located in the PRC, hence, no disclosure of geographic areas is required for the six months ended September 30, 2025 and 2024.

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company plans to adopt this guidance effective April 1, 2027 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In November 2024, the FASB issued ASU No. 2024-04, “Debt-Debt with Conversions and Other Option”. This ASU is intended to clarify requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company plans to adopt this guidance effective April 1, 2026 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In July 2025, the FASB issued ASU No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Company plans to adopt this guidance effective April 1, 2026 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The purpose of this update is to improve the clarity and organization of interim reporting guidance and to enhance the disclosure requirements applicable to interim financial statements. ASU 2025-11 does not change the fundamental principles of interim reporting but clarifies the scope and presentation of required disclosures. A public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2027. An entity other than a public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2028. The Company plans to adopt this guidance effective April 1, 2028 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and the VIEs and VIEs’ subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest

For the Company’s consolidated subsidiaries and the VIEs, non-controlling interests are recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of income (loss) and comprehensive income (loss) to distinguish the interests from that of the controlling shareholder.

As of March 31, 2025 and 2024, non-controlling interest equity consisted of the following:

	Percentage of ownership of	As of
Entity	non-controlling interest	March 31, 2025	March 31, 2024
Shanghai	45%	$65,652	$234,941
Beijing	45%	867,501	771,142
Qinghai	45%	193,753	235,710
Harbin	45%	436,332	463,615
Zhengzhou	45%	277,424	361,825
Chengdu	45%	268,966	260,054
Guangzhou	45%	310,888	279,086
Changchun	45%	275,496	331,372
Hefei	45%	278,903	262,357
Hangzhou	45%	437,487	448,796
Tianjin	45%	477,013	401,220
Shenzhen	45%	122,690	147,123
Qingdao	45%	93,626	95,005
Kunming	45%	740,138	649,401
Xi’an	45%	174,271	260,115
Shijiazhuang	45%	652,868	601,817
Ningbo	45%	192,754	180,341
Chongqing	45%	156,366	166,827
Changyun (1)	45%	48,995	214,686
Nanjing (2)	45%	—	—
Suzhou	45%	10,800	—
Changzhou	45%	5,096	—
Zibo	45%	—	—
Total non-controlling interest		$6,087,019	$6,365,433
●	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.

●	The entity was dissolved on October 15, 2024.

Use of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These accounting estimates used in the preparation of the consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. These estimates are based on management’s best available information including current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, assessment of the expected credit losses for financial assets, valuation of inventories, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, realization of deferred tax assets, fair value of the derivative liability, implicit interest rate of operating leases, and the revenue recognition of leasing of equipment. As a result, actual results may be different from these estimates.

Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash and cash equivalents

Cash include cash on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains its bank accounts in the PRC, Hongkong and the United States. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash and restricted cash in the consolidated statements of cash flows. The Company’s restricted cash represents bank deposits designated for specific purposes, primarily for payments to specified third parties.

Short-term investment

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions and the Company can redeem the deposits at any time. The Company records wealth management products with variable interest rates with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments. The interest earned is recognized in the consolidated statements of income (loss) and comprehensive income (loss) as investment income.

As of March 31, 2025 and 2024, the Company had short-term investments balance of $3,094,208 and $1,131,267, including accrued interests of $62,788 and $23,556, respectively.

Credit Losses

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” by using a modified retrospective transition method, which replaces the incurred loss impairment methodology with an expected loss methodology that is referred to as the current expected credit loss methodology. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s accounts receivable from third parties and related parties, due from related parties, finance receivable, long-term accounts receivable, long-term other receivable, loans and security deposits which is included in current and non-current prepaid expenses and other assets line item in the consolidated balance sheets are within the scope of ASC Topic 326. The Company uses the roll-rate method to measure the expected credit losses of accounts receivable, finance receivable and long-term other receivable on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. For security deposits and loans to third parties, the Company uses the loss-rate method to evaluates the expected credit losses on an individual basis. When establishing the loss rate, the Company makes the assessment on various factors, including historical experience, current economic conditions and other factors that may affect its ability to collect from the debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of income (loss) and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses. Allowance for credit losses for accounts receivable amounted to $668,195 and $133,449 as of March 31, 2025 and 2024, respectively.

Advances to suppliers, net

Advance to suppliers consists of balances paid to suppliers for purchase of office equipment, equipment parts and suppliers and others that have not been used against purchases. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the utilization of the advance becomes doubtful. The Company continually assesses the credit quality of its suppliers and the factors that affect the credit risk and the supplier’s capability of fulfilling the future purchase orders and then records specific allowances for those advances based on the specific facts and circumstances. Allowance for doubtful accounts amounted to $266,351 and $175,135 as of March 31, 2025 and 2024, respectively.

Prepaid expenses and other current assets, net

Prepaid expenses and other current assets consist of prepaid social security-employee portion, loans to third parties which are used for short-term funding to support various third-party suppliers and employees, security deposits primarily include security deposits paid to landlords for the Company’s leased offices as well as security deposits paid to the Company’s suppliers, deferred initial public offering costs and others. Loans to third parties, other receivable and security deposits are within the scope of ASC Topic 326, allowance for credit losses for loans to third parties amounted to $80,877 and $19,647 as of March 31, 2025 and 2024, respectively, allowance for credit losses for other receivable amounted to $3,526 and $ nil as of March 31, 2025 and 2024, respectively, and allowance for credit losses for security deposits and other were both $ nil as of March 31, 2025 and 2024, respectively.

Finance receivable, net

Finance receivables consist of receivables in relation to sales-type leases resulting from the sales of equipment. Finance receivables is recorded upon the inception of the lease, and consists the minimum lease payments, net of the unearned interest income and allowance for credit losses. It is recognized as current or non-current assets in the balance sheets based on the duration of the remaining lease terms. Allowance for credit losses amounted to $13,247 and $6,040 as of March 31, 2025 and 2024, respectively.

Inventories, net

Inventories, primarily consisting of purchased equipment, equipment parts and supplies, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using the weighted average cost method. The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The Company recorded inventory reserve of $18,182 and $19,830 as of March 31, 2025 and 2024, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electric equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income (loss) and comprehensive income (loss) in other income (expenses).

Leases

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. All of these leases are accounted for as operating leases, under the adoption of ASC Topic 842 (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and non-current portion of operating lease liabilities on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended March 31, 2025, 2024 and 2023.

The Company has elected the short-term lease practical expedient, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs was charged to shareholders’ equity upon the completion of the IPO. As of March 31, 2025 and 2024, deferred IPO costs were $ nil and $433,007, respectively, which are included in prepaid expenses and other current assets in the consolidated balance sheets.

Impairment of long-lived assets

Long-lived assets with finite lives, primarily consists of property and equipment and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets for the years ended March 31, 2025, 2024 and 2023.

Fair value of financial instruments

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines Fair Value (“FV”), and establishes a three-level valuation hierarchy for disclosures of FV measurement that enhances disclosure requirements for FV measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

(1)	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

(2)	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

(3)	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, accounts receivable due from related parties, due from related parties, prepaid expenses and other current assets, short-term bank loan, accounts payable, accounts payable due to related parties, deferred revenue, payroll payable, due to related parties, and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities. The Company carries short-term investments in wealth management products at fair value, which are measured at Level 2.

Foreign currency translation

The functional currency for Eshallgo is the U.S. Dollar (“US$”). Eshallgo HK uses Hong Kong dollar (“HK$”) as its functional currency. However, Eshallgo, and Eshallgo HK currently only serve as the holding companies and did not have active operations as of the date of this report. The Company operates its business through WFOE and the VIEs in the PRC through March 31, 2025. The functional currency of WFOE and the VIEs is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.

The reporting currency of the Company is the US$, and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statements”, Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	March 31, 2025		March 31, 2024		March 31, 2023
	Year-end	Average	Year-end	Average	Year-end	Average
	spot rate	rate	spot rate	rate	spot rate	rate
US$ against RMB	US$1=RMB 7.2579	US$1=RMB 7.2168	US$1=RMB 7.2221	US$1=RMB 7.1530	US$1=RMB 6.8680	US$1=RMB 6.8526
US$ against HK$	US$1= HK$ 7.7793	US$1= HK$ 7.7928	—	—	—	—

Revenue recognition

The Company generates its revenues primarily through sales of equipment and provision of services and recognizes revenue in accordance with ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenue amount represents the invoiced value, net of a value-added tax (the “VAT”). Revenues under bundled arrangements are allocated considering the relative standalone selling prices of the performance obligations included in the bundled arrangement.

More specifically, revenue related to the Company’s products and services is generally recognized as follows:

Revenue from sales of equipment

Revenues from the sale of equipment directly to end customers and distributors, including those from sales-type leases (see “Revenue from leasing of equipment” below), are recognized when obligations under the terms of a contract with our customer are satisfied and control has been transferred to the customer. For equipment placements that require the Company to install the product at the customer location, it has two promises, which are to transfer the products and to provide the installation services. The installation required is not complex and can be completed simultaneously together with delivery of the products and is considered to be immaterial in the context of the contract with the customer. For such arrangements, there is one performance obligation in each contract, which is to provide the requested equipment to the customer and the total consideration under the contract is recognized as revenue when the goods have been delivered and installed at the customer location.

The Company does not offer its customer warranties that can be purchased separately, and the warranties only provide its customers with the peace of mind that the Company will fix or possibly replace the equipment if the original one was faulty, the Company determines that its warranty is assurance-type warranty. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it.

No significant returns, refund and other similar obligations during the years ended March 31, 2025, 2024 and 2023.

Revenue from leasing of equipment

The Company records rental income from the leasing of equipment in accordance with ASC 842. The two primary lease accounting provisions the Company assesses for the classification of transactions as sales-type or operating leases are: (1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and (2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease. Lease arrangements that meet these conditions are accounted for as sales-type leases and sales profit or loss at lease inception is recognized as noted above for sales of equipment. Lease arrangements that do not meet these conditions are accounted for operating leases. The revenue from an operating lease is recognized on a straight-line basis over the term of the lease.

A significant portion of the Company’s lease to end customers are made through bundled lease arrangements that typically include equipment, financing and maintenance components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. These arrangements also typically include an incremental, variable component for excess page volumes consumed. When the customer prints more than the maximum monthly page volume stated in the contract, the Company will charge excess page volume consumed, which are often expressed in terms of price-per-page. Revenue related to the excess page charges is calculated based on actual excess page volume consumed by price-per-page and is recognized when excess pages were used by the customer. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the lease term. In applying the lease accounting methodology, the Company only considers the fixed payments for purposes of allocating to the relative fair value elements of the contract.

Revenues under bundled arrangements contains multiple performance obligations, including the lease and non-lease performance obligations. Under sales-type lease, for such bundled arrangements, revenues are allocated considering the relative standalone selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include the equipment and financing, which are recognized on a straight-line basis over the term of the lease, while non-lease deliverables generally consist of supplies and maintenance services, which are generally recognized over the term of the lease as maintenance services revenue as noted below under “Revenue from maintenance services”. The allocation for the lease deliverables begins by allocating revenues to equipment and financing based on their standalone selling price, and the remaining amounts are allocated to the supplies and maintenance services.

For operating lease, since the lease component, if accounted for separately, would be classified as an operating lease, and maintenance services associated with lease are also transfer to the customers over the term of the lease. As both criteria are met, the Company makes the accounting policy election in accordance with ASC 842-10-15-42A, and therefore, the Company chooses to not separate non-lease components from lease components and, instead, to account for each separate lease component and the non-lease components associated with that lease component as a single component.

The Company considers the economic life of most of the products to be five years and there is no significant after-market for the used equipment. The Company believes five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values are not significant.

With respect to their standalone selling price, the Company performs an analysis based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for the leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for the Company to determine that such lease prices are indicative of standalone selling price.

No significant returns, refund and other similar obligations during the years ended March 31, 2025, 2024 and 2023.

Financing:

Finance income attributable to sales-type leases is recognized on the accrual basis using the effective interest method.

Revenue from maintenance services

The Company provides maintenance services for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual term. These arrangements typically include implementation, configuration, training, technical support, and repair of the office equipment, which to ensure the functionality of the machines. These services represent a single performance obligation as they are highly interdependent and interrelated and cannot be separately identifiable. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (fixed payments) over the contractual term. Revenues from maintenance and technical support services are recognized over time as such services are performed in a straight-line basis.

No significant returns, refund and other similar obligations during the years ended March 31, 2025, 2024 and 2023.

Revenue disaggregation

The Company’s disaggregation of revenues for the years ended March 31, 2025, 2024 and 2023 are as the following:

	For the Years Ended
	March 31,
	2025	2024	2023
Revenue from sales of equipment	$11,020,511	$13,627,509	$15,117,845
Revenue from maintenance services	1,207,687	2,090,109	2,184,692
Revenue from leasing of equipment	1,236,517	1,234,320	1,109,840
Revenue from financing	7,397	12,019	12,935
Total revenue	$13,472,112	$16,963,957	$18,425,312
Timing of revenue recognition
Equipment transferred at a point in time	$11,020,511	$13,627,509	$15,117,845
Services rendered over time	2,451,601	3,336,448	3,307,467
Total revenue	$13,472,112	$16,963,957	$18,425,312

All the Company’s revenue are generated in the PRC.

Contract assets and liabilities

The Company does not have contract assets as of March 31, 2025 and 2024. Contract liabilities represent payment has been received from the Company’ customers in advance of the delivery of products or services. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $999,182 and $598,661 as of March 31, 2025 and 2024, respectively. The amount of revenue recognized in the years ended March 31, 2025, 2024 and 2023 that was included in the opening deferred revenue was $164,118, $328,384 and $219,144, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved.

Costs of revenue

Cost of equipment sold primarily included the costs to purchase the office equipment, inducing the freight-in expenses and ordering expenses. For operating lease, cost of leasing of office equipment primarily included the depreciation expense of equipment leased, and the handling and shipping costs. Cost of maintenance and repair services primarily included the labor, costs of equipment parts and supplies, the transportation expenses, and the costs paid to the contractors in the cases that we outsourced the services.

Research and development expenses

Research and development costs relating to the development of new processes, including significant improvements and refinements to existing processes, are expensed when incurred in accordance with the FASB ASC 730, “Research and Development.” The research and development costs primarily comprise employee costs, consultant fees, travel and transportation fees, and depreciation to property, plant and equipment used in the research and development activities. For the years ended March 31, 2025, 2024 and 2023, total research and development expense were $19,954, $223,136 and $250,344, respectively.

Employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer employee benefits plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries and the VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of income (loss) and comprehensive loss amounted to $394,779, $434,612 and $465,962 for the years ended March 31, 2025, 2024 and 2023, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2025, 2024 and 2023. The Company does not believe that there was any uncertain tax provision on March 31, 2025 and 2024. The Company’s subsidiary and the VIEs in China are subject to the income tax laws of the PRC. The Company’s subsidiary in Hong Kong is subject to the profit taxes in Hong Kong. No significant income was generated outside the PRC for the years ended March 31, 2025, 2024 and 2023. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 5% to 13%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2025 and 2024, there were no dilutive shares.

Comprehensive income (loss)

Comprehensive loss consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB and HK$ to US$ is reported in foreign currency translation gain (loss) in the consolidated statements of income (loss) and comprehensive income (loss).

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are calculated in functional currency and translated into the reporting currency using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant SEC rules and regulations.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Derivative liabilities

The Company enters into convertible debt agreements, and is required to evaluate embedded conversion features within convertible debt under ASC 815 “Derivatives and Hedging”. The Company determines the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative liability at fair value with changes in fair value recorded in earnings. The Company estimates the fair value of the derivative liability at the inception of the financial instruments, at the date of conversions to equity and at each reporting date, recording a derivative liability, and a gain or loss on change in derivative liability as applicable. These estimates are based on multiple inputs, including the market price of our stock, interest rates, our stock price volatility and variable conversion prices based on market prices as defined in the respective agreements. These inputs are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

Share-based compensation

Share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis over the requisite service period for the entire award. The Company has elected to recognize compensation expenses using the valuation model estimated at the grant date based on the award’s fair value.

Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing April 1, 2024 and the adoption of the ASU did not have a material impact on the Company’s financial statements.

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s Chief Operating Decision Maker (“CODM”) organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment. Management determined the Company’s operations constitute a single reportable segment. This reflects the fact that our CODM continues to evaluate our financial information and resources, and continues to assess the performance of these resources, on a consolidated basis. All required financial segment information is therefore included in our consolidated financial statements. Majority of the Company’s assets were located in the PRC and 100% of the Company’s revenues were derived from its wholly owned subsidiaries, and the VIEs and VIEs’ subsidiaries located in the PRC, hence, no disclosure of geographic areas is required for the years ended March 31, 2025, 2024 and 2023.

Reclassifications

Certain prior year amounts were reclassified to conform to the current year’s presentation. None of these reclassifications had an impact on reported consolidated financial statements for any of the periods presented.

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company adopted this guidance effective April 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company plans to adopt this guidance effective April 1, 2027 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

In November 2024, the FASB issued ASU No. 2024-04, “Debt-Debt with Conversions and Other Option”. This ASU is intended to clarify requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company plans to adopt this guidance effective April 1, 2026 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.